SEGMENTS (Details 1) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		$ 662	$ 925	$ 1,411	$ 1,897
Amounts not allocated to segments [Abstract]
Depreciation And Amortization				658	778
General and administrative expenses		325	302	632	604
Legal Settlements And Loss Contingencies		384	26	611	55
Impairments Restructuring And Others		285	143	584	200
Financial expenses - net	$ 143	(41)	(78)	(233)	(159)
Income before income taxes		621	847	1,178	1,738
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,916	1,678	3,742	3,352
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,860	1,612	3,636	3,235
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		729	536	1,528	1,039
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,131	1,076	2,108	2,196
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		56	66	106	117
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization		214	256	434	541
General and administrative expenses		325	302	632	604
Legal Settlements And Loss Contingencies		285	143	584	200
Impairments Restructuring And Others		384	26	611	55
Otehr Unallocated Amounts		$ 46	$ 26	$ 70	$ 55